Puerto Rico Residents Tax-Free Fund IV, Inc.	Schedule of Investments

November 30, 2025

Principal Amount/ Description		Rate	Maturity	Fair Value
Government Bonds (50.63%)
US Government and Agency Obligations (50.63%)
$ 3,000,000	Federal Farm Credit Banks Funding Corp.(a),(b)	2.090%	06/18/40	$ 2,162,595
3,000,000	Federal Home Loan Banks(a),(b)	2.030%	07/27/40	2,092,077
1,950,000	Federal Home Loan Banks(a),(b)	5.200%	09/28/37	1,945,044
1,545,000	Federal Home Loan Banks(b)	5.500%	07/15/36	1,712,353
1,000,000	Federal Home Loan Banks(a)	5.500%	10/07/44	996,465
1,000,000	Federal Home Loan Banks(a)	5.800%	12/05/44	1,000,205
1,400,000	Federal Home Loan Banks(a),(b)	5.870%	04/10/45	1,406,044
1,000,000	Federal Home Loan Banks(a),(b)	5.875%	10/21/44	1,000,093
1,000,000	Federal National Mortgage Association(b)	6.625%	11/15/30	1,134,794

				13,449,670

Total Government Bonds
(Cost $15,138,197)				13,449,670

Mortgage-Backed Securities (2.91%)
Fannie Mae Bonds (0.29%)(c)
6,159	Federal National Mortgage Association Pool 580540	6.000%	06/01/31	6,430
19,557	Federal National Mortgage Association Pool 589025	6.500%	07/01/31	20,477
9,431	Federal National Mortgage Association Pool 627603	6.500%	11/01/31	9,755
32,333	Federal National Mortgage Association Pool 626649	6.500%	03/01/32	33,444
6,755	Federal National Mortgage Association Pool 353137	7.500%	07/01/26	6,766
1,030	Federal National Mortgage Association Pool 368033	7.500%	12/01/26	1,031

				77,903

GNMA Bonds (2.33%)(d)
94,257	Government National Mortgage Association Pool 556254	6.500%	08/15/31	97,829
35,338	Government National Mortgage Association Pool 411987	7.000%	04/15/26	35,349
49,934	Government National Mortgage Association Pool 419959	7.000%	05/15/26	49,955
40,012	Government National Mortgage Association Pool 419957	7.000%	05/15/26	40,016
28,443	Government National Mortgage Association Pool 419954	7.000%	05/15/26	28,408
38,088	Government National Mortgage Association Pool 419945	7.000%	05/15/26	38,073
33,541	Government National Mortgage Association Pool 448420	7.000%	02/15/27	33,552
47,162	Government National Mortgage Association Pool 425521	7.500%	01/15/26	47,103
42,330	Government National Mortgage Association Pool 420103	7.500%	02/15/26	42,276
45,341	Government National Mortgage Association Pool 425534	7.500%	04/15/26	45,352
44,616	Government National Mortgage Association Pool 419944	7.500%	04/15/26	44,596
35,790	Government National Mortgage Association Pool 420126	7.500%	05/15/26	35,753
44,532	Government National Mortgage Association Pool 419980	7.500%	07/15/26	44,596
34,653	Government National Mortgage Association Pool 419997	7.500%	08/15/26	34,685
2,078	Government National Mortgage Association Pool 531461	8.000%	05/15/30	2,104

				619,647

Tax Exempt Notes (0.29%)(e)
2,859	Community Endowment, Inc - collateralized by FN 536042	8.000%	09/01/30	3,009
26,856	Community Endowment, Inc - collateralized by FN 536045	8.000%	10/01/30	27,934
1,223	Community Endowment, Inc - collateralized by FN 536024	8.500%	05/01/30	1,253
4,235	Community Endowment, Inc - collateralized by FN 536020	8.500%	05/01/30	4,353
7,897	Community Endowment, Inc - collateralized by GN 470920	7.000%	04/15/28	7,991
3,978	Community Endowment, Inc - collateralized by GN 470940	7.000%	06/15/28	4,050
26,550	Community Endowment, Inc - collateralized by GN 515446	8.000%	07/15/30	27,066

				75,656

Total Mortgage-Backed Securities
(Cost $767,772)				773,206

See Notes to Financial Statements.
Annual Report | November 30, 2025	1

Puerto Rico Residents Tax-Free Fund IV, Inc.	Schedule of Investments

November 30, 2025

Principal Amount/ Description		Rate	Maturity	Fair Value
Municipal Bonds (81.89%)
Puerto Rico (78.73%)
$ 7,113,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Capital Appreciation Restructured Series A-1, Revenue Bonds(a),(f),(g)	0.000%	07/01/46	$2,413,084
6,890,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Capital Appreciation Restructured Series A-1, Revenue Bonds(a),(f),(g)	0.000%	07/01/51	1,708,309
3,432,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(a),(g)	4.329%	07/01/40	3,341,445
666,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(a),(g)	4.500%	07/01/34	666,177
101,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(a),(g)	4.536%	07/01/53	91,913
339,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(a),(g)	4.550%	07/01/40	337,605
2,477,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(a),(g)	4.750%	07/01/53	2,352,717
2,802,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-2, Revenue Bonds(a),(g)	4.784%	07/01/58	2,638,836
7,568,000	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, Restructured Series A-1, Revenue Bonds(a),(g)	5.000%	07/01/58	7,360,743

				20,910,829

Texas (3.16%)
1,000,000	State of Texas, General Obligation Unlimited(a)	3.211%	04/01/44	840,362

Total Municipal Bonds
(Cost $22,213,948)				21,751,191

Total Investments (135.43%)
(Cost $38,119,917)				$35,974,067
Liabilities in Excess of Other Assets (-35.43%)				(9,412,037)

NET ASSETS (100.00%)				$26,562,030

(a)	Security may be called before its maturity date.
(b)	A portion or all of the security has been pledged as collateral for reverse repurchase agreements.
(c)

Puerto Rico Fannie Mae Taxable - Represents mortgage-backed obligations guaranteed by the Federal National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(d)

Puerto Rico GNMA - Represents mortgage-backed obligations guaranteed by the Government National Mortgage Association. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(e)

Community Endowment - These obligations are collateralized by mortgage-backed securities and the only source of repayment is the collateral. They are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

(f)	Issued with a zero coupon. Income is recognized through the accretion of discount.
(g)

Revenue Bonds - issued by agencies and payable from revenues and other sources of income of the agency as specified in the applicable prospectus. These obligations are not an obligation of the Commonwealth of Puerto Rico.

See Notes to Financial Statements.
2	(787) 764-1788 | www.ubs.com/prfunds

Puerto Rico Residents Tax-Free Fund IV, Inc.	Schedule of Investments

November 30, 2025

Counter- party	Collateral Pledged	Interest Rate	Settlement Date	Maturity Date	Repurchase Amount	Principal Amount	Value
JPMorgan Chase & Co.(a)	Federal Farm Credit Banks funding Corp. 2.090% due 6/18/2040; Federal Home Loan Banks 5.875% to 5.870% due 10/21/2044 to 04/10/2045	4.16%	11/20/2025	12/18/2025	$3,887,984	$3,875,444	$3,875,444
South Street(a)	Federal Home Loan Banks 2.030% to 5.500% due 07/15/2036 to 07/27/2040 and Federal National Mortgage Association 6.625% due 11/15/2030	4.18%	11/20/2025	12/18/2025	$6,069,669	$6,050,000	$6,050,000

							$9,925,444

(a)	Collateral received or posted is limited to the net securities sold under reverse repurchase agreements liability amounts. See above for actual collateral received and posted

See Notes to Financial Statements.
Annual Report | November 30, 2025	3